PRINCIPAL ACCOUNTING POLICIES - Future minimum lease payments under the Group's non-cancelable operating lease agreements based on ASC 840 (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
2020	¥ 49,501
2021	37,812
2022	22,711
2023	17,125
2024 and after	15,440
Total lease commitment	¥ 142,589